Cash and cash equivalents and cash flow supporting notes (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes and other explanatory information [abstract]
Cash at bank available on demand	£ 5,227	£ 2,836	£ 6,423	£ 10,057	£ 7,546	£ 10,928